Other Long Term Investments (Details) - USD ($)								3 Months Ended	12 Months Ended
	Mar. 15, 2023	Feb. 27, 2023	Dec. 31, 2022	Jul. 01, 2022	Feb. 11, 2021	Dec. 16, 2020	Oct. 12, 2020	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Long Term Investments (Details) [Line Items]
Payment to acquire equity method							$ 1,800,000
Number of common shares sold under offering (in Shares)					40,000
Unrealized loss on equity method investment			$ 1,800,000
Equity method investment			$ 700,000					$ 100,000	$ 700,000	$ 2,500,000
Compensation expense									$ 3,700,000	$ 10,900,000
Cardinal Ventures Holdings [Member]
Other Long Term Investments (Details) [Line Items]
Payment to acquire equity method							$ 1,800,000
Common Class A [Member] | Cardinal Ventures Holdings [Member]
Other Long Term Investments (Details) [Line Items]
Number of common shares sold under offering (in Shares)		599,999				700,000					599,999
Compensation expense								$ 700,000
Common Class B [Member] | Cardinal Ventures Holdings [Member]
Other Long Term Investments (Details) [Line Items]
Number of common shares sold under offering (in Shares)						700,000	2,500,000				2,500,000
Sale of stock, consideration received on transaction						$ 700,000
Subsequent Event [Member] | Common Class A [Member] | Cardinal Ventures Holdings [Member]
Other Long Term Investments (Details) [Line Items]
Number of common shares sold under offering (in Shares)		599,999
Company Loan [Member] | Affiliated Entity [Member] | Cardinal Ventures Holdings [Member]
Other Long Term Investments (Details) [Line Items]
Related party transaction amount				$ 150,000
Loan repaid	$ 150,000